September 26, 2025
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
on behalf of RiverSource Variable Account 10
Post Effective Amendment No. 88 on Form N-4
File Nos. 333-79311/811-07355
Post Effective Amendment No. 1 on Form N-4
File No. 333-290380
RiverSource Retirement Advisor  Variable Annuity
RiverSource Retirement Advisor Advantage Variable Annuity
RiverSource Retirement Advisor Select Variable Annuity
RiverSource Retirement Advisor Advantage Plus Variable Annuity
RiverSource Retirement Advisor Select Plus Variable Annuity
RiverSource Retirement Advisor 4 Advantage Variable Annuity
RiverSource Retirement Advisor 4 Select Variable Annuity
RiverSource Retirement Advisor 4 Access Variable Annuity
RiverSource RAVA 5 Advantage Variable Annuity
(offered for contract applications signed prior to April 30, 2012)
RiverSource RAVA 5 Select Variable Annuity
(offered for contract applications signed prior to April 30, 2012)
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed prior to April 30, 2012)
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Post- Effective Amendment No. 88 on form N-4, File No. 333-79311/811-07355 and Post-Effective Amendment No. 1 on form N-4, File No. 333-290380 filed on September 22, 2025.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary